Shareholder Report	12 Months Ended	58 Months Ended	112 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
Entity Central Index Key	0000834798
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005510
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Fund
Class Name	Investor Class
Trading Symbol	PRSVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Investor Class	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further in the fourth quarter. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the style-specific Russell 2000 Value Index, stock selection in the consumer discretionary sector was the leading contributor to relative performance. Shares of Cava, the largest Mediterranean restaurant company in the U.S., advanced on industry-leading traffic growth. Stock choices in energy also added value. Shares of TechnipFMC, a global offshore oil field service and equipment company, benefited from strong performance in its subsea segment.

  Conversely, stock selection in health care detracted from relative results. Health care diagnostics company QuidelOrtho was a key detractor due to headwinds from a “COVID-off” overhang and execution issues that ultimately led to a change in management. Stock choices in materials also hindered performance. Weak end markets and tightening aluminum scrap spreads pressured downstream aluminum mining company Constellium.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research, anchored by face-to-face meetings with company management, is critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Value Fund (Investor Class)	10.93%	7.45%	8.31%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 2000 Value Index (Strategy Benchmark)	8.05	7.29	7.14

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,472,939,000	$ 10,472,939,000	$ 10,472,939,000
Holdings Count | Holding	381	381	381
Advisory Fees Paid, Amount	$ 46,994,000
InvestmentCompanyPortfolioTurnover	32.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,472,939 Number of Portfolio Holdings381
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	28.1%
Industrials & Business Services	14.4
Real Estate	10.5
Consumer Discretionary	9.7
Health Care	8.5
Energy	7.8
Information Technology	6.7
Utilities	5.2
Materials	4.4
Other	4.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Pinnacle Financial Partners	1.6%
PennyMac Financial Services	1.4
TechnipFMC	1.3
Columbia Banking System	1.3
Matador Resources	1.2
SouthState	1.2
Houlihan Lokey	1.1
East West Bancorp	1.0
Terreno Realty	0.9
TXNM Energy	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005511
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Fund
Class Name	Advisor Class
Trading Symbol	PASVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Advisor Class	$122	1.16%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further in the fourth quarter. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the style-specific Russell 2000 Value Index, stock selection in the consumer discretionary sector was the leading contributor to relative performance. Shares of Cava, the largest Mediterranean restaurant company in the U.S., advanced on industry-leading traffic growth. Stock choices in energy also added value. Shares of TechnipFMC, a global offshore oil field service and equipment company, benefited from strong performance in its subsea segment.

  Conversely, stock selection in health care detracted from relative results. Health care diagnostics company QuidelOrtho was a key detractor due to headwinds from a “COVID-off” overhang and execution issues that ultimately led to a change in management. Stock choices in materials also hindered performance. Weak end markets and tightening aluminum scrap spreads pressured downstream aluminum mining company Constellium.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research, anchored by face-to-face meetings with company management, is critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Value Fund (Advisor Class)	10.49%	7.09%	7.98%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 2000 Value Index (Strategy Benchmark)	8.05	7.29	7.14

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,472,939,000	$ 10,472,939,000	$ 10,472,939,000
Holdings Count | Holding	381	381	381
Advisory Fees Paid, Amount	$ 46,994,000
InvestmentCompanyPortfolioTurnover	32.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,472,939 Number of Portfolio Holdings381
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	28.1%
Industrials & Business Services	14.4
Real Estate	10.5
Consumer Discretionary	9.7
Health Care	8.5
Energy	7.8
Information Technology	6.7
Utilities	5.2
Materials	4.4
Other	4.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Pinnacle Financial Partners	1.6%
PennyMac Financial Services	1.4
TechnipFMC	1.3
Columbia Banking System	1.3
Matador Resources	1.2
SouthState	1.2
Houlihan Lokey	1.1
East West Bancorp	1.0
Terreno Realty	0.9
TXNM Energy	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159683
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Fund
Class Name	I Class
Trading Symbol	PRVIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - I Class	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further in the fourth quarter. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the style-specific Russell 2000 Value Index, stock selection in the consumer discretionary sector was the leading contributor to relative performance. Shares of Cava, the largest Mediterranean restaurant company in the U.S., advanced on industry-leading traffic growth. Stock choices in energy also added value. Shares of TechnipFMC, a global offshore oil field service and equipment company, benefited from strong performance in its subsea segment.

  Conversely, stock selection in health care detracted from relative results. Health care diagnostics company QuidelOrtho was a key detractor due to headwinds from a “COVID-off” overhang and execution issues that ultimately led to a change in management. Stock choices in materials also hindered performance. Weak end markets and tightening aluminum scrap spreads pressured downstream aluminum mining company Constellium.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research, anchored by face-to-face meetings with company management, is critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Small-Cap Value Fund (I Class)	11.05%	7.56%	9.65%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.71
Russell 2000 Value Index (Strategy Benchmark)	8.05	7.29	8.51

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,472,939,000	$ 10,472,939,000	$ 10,472,939,000
Holdings Count | Holding	381	381	381
Advisory Fees Paid, Amount	$ 46,994,000
InvestmentCompanyPortfolioTurnover	32.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,472,939 Number of Portfolio Holdings381
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	28.1%
Industrials & Business Services	14.4
Real Estate	10.5
Consumer Discretionary	9.7
Health Care	8.5
Energy	7.8
Information Technology	6.7
Utilities	5.2
Materials	4.4
Other	4.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Pinnacle Financial Partners	1.6%
PennyMac Financial Services	1.4
TechnipFMC	1.3
Columbia Banking System	1.3
Matador Resources	1.2
SouthState	1.2
Houlihan Lokey	1.1
East West Bancorp	1.0
Terreno Realty	0.9
TXNM Energy	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219318
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Fund
Class Name	Z Class
Trading Symbol	TRZVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further in the fourth quarter. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the style-specific Russell 2000 Value Index, stock selection in the consumer discretionary sector was the leading contributor to relative performance. Shares of Cava, the largest Mediterranean restaurant company in the U.S., advanced on industry-leading traffic growth. Stock choices in energy also added value. Shares of TechnipFMC, a global offshore oil field service and equipment company, benefited from strong performance in its subsea segment.

  Conversely, stock selection in health care detracted from relative results. Health care diagnostics company QuidelOrtho was a key detractor due to headwinds from a “COVID-off” overhang and execution issues that ultimately led to a change in management. Stock choices in materials also hindered performance. Weak end markets and tightening aluminum scrap spreads pressured downstream aluminum mining company Constellium.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research, anchored by face-to-face meetings with company management, is critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Small-Cap Value Fund (Z Class)	11.81%	19.20%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell 2000 Value Index (Strategy Benchmark)	8.05	19.76

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,472,939,000	$ 10,472,939,000	$ 10,472,939,000
Holdings Count | Holding	381	381	381
Advisory Fees Paid, Amount	$ 46,994,000
InvestmentCompanyPortfolioTurnover	32.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,472,939 Number of Portfolio Holdings381
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	28.1%
Industrials & Business Services	14.4
Real Estate	10.5
Consumer Discretionary	9.7
Health Care	8.5
Energy	7.8
Information Technology	6.7
Utilities	5.2
Materials	4.4
Other	4.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Pinnacle Financial Partners	1.6%
PennyMac Financial Services	1.4
TechnipFMC	1.3
Columbia Banking System	1.3
Matador Resources	1.2
SouthState	1.2
Houlihan Lokey	1.1
East West Bancorp	1.0
Terreno Realty	0.9
TXNM Energy	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless